Description of Business and Organization - Consolidated assets and liabilities of Group VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 156,108	$ 24,497	¥ 639,932	¥ 709,823
Restricted cash	14,211	2,230	85,826	¥ 240,741
Accounts receivable, net	10,482	1,645	99,228
Inventories	2,995,460	470,052	3,289,804
Advances to suppliers	351,475	55,154	400,186
Prepayments and other current assets	600,416	94,218	492,927
Total current assets	4,128,152	647,796	5,007,903
Property and equipment, net	41,319	6,484	73,027
Investment in equity investee	28,477	4,469	57,189
Deferred tax assets	242,211	38,007	82,896
Goodwill	807	127	807
Operating lease right-of-use assets	20,809	3,265	105,938
Other non-current assets	8,506	1,335	10,817
Total non-current assets	342,726	53,781	334,520
Total assets	4,470,878	701,577	5,342,423
Short-term borrowings and current portion of long-term borrowings	32,941	5,169	191,289
Accounts payable	409,519	64,262	348,154
Advances from customers	197,076	30,926	96,134
Income tax payable	38,337	6,016	77,361
Accrued expenses and other current liabilities	623,475	97,836	742,365
Deferred revenue	20,186	3,168	221,704
Operating lease liabilities-current	13,721	2,153	40,204
Total current liabilities	1,335,255	209,530	1,717,273
Long-term borrowings	1,348,046	211,538	1,128,004
Operating lease liabilities	7,946	1,247	70,427
Long-term liabilities			109,493
Total non-current liabilities	1,355,992	212,785	1,307,924
Total liabilities	2,691,247	$ 422,315	3,025,197
VIEs
Variable interest entity
Cash and cash equivalents	152,871		604,154
Restricted cash	14,211		1,002
Accounts receivable, net	6,467		97,209
Inventories	2,938,953		3,207,836
Advances to suppliers	291,892		312,907
Prepayments and other current assets	568,375		432,970
Total current assets	3,972,769		4,656,078
Property and equipment, net	25,269		50,650
Restricted cash	597		3,846
Investment in equity investee	12,538		16,556
Deferred tax assets	222,545		57,102
Goodwill	807		807
Operating lease right-of-use assets	19,284		102,188
Other non-current assets	1,506		8,600
Total non-current assets	282,546		239,749
Total assets	4,255,315		4,895,827
Short-term borrowings and current portion of long-term borrowings	32,941		191,289
Accounts payable	239,404		174,583
Amount due to intercompany	3,555,674		3,272,486
Amount due to related parties			62
Advances from customers	183,858		55,002
Income tax payable	32,561		66,813
Accrued expenses and other current liabilities	523,599		623,632
Deferred revenue	20,186		221,595
Operating lease liabilities-current	12,558		36,919
Total current liabilities	4,600,781		4,642,381
Operating lease liabilities	7,539		69,006
Total non-current liabilities	7,539		69,006
Total liabilities	¥ 4,608,320		¥ 4,711,387